RMB Fund (Prospectus Summary) | RMB Fund

RMB Fund

INVESTMENT OBJECTIVE:
The RMB Fund (the “Fund”) seeks capital appreciation, mainly long term. There can be no assurance that the Fund will be successful in achieving its investment objective.
Income is generally of lesser importance, meaning that it is a secondary goal.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 30 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund's Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - -	Class A	Class C	Class I
Maximum front-end sales charge on purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Redemption fee (as a % of redemption proceeds)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class C	Class I
Management fees		0.60%	0.60%	0.60%
Distribution and Shareholder Service (12b-1) fees		0.25%	1.00%
Other expenses		0.70%	0.70%	0.70%	[1]
Total Annual Fund Operating Expenses		1.55%	2.30%	1.30%
Extraordinary Expense	[2]	0.08%	0.09%
Total Annual Fund Operating Expenses after Extraordinary Expense		1.63%	2.39%	1.30%
[1]	Class I shares commenced investment operations on February 1, 2017. The ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another share class of the Fund, as adjusted for the Class I shares anticipated expenses.
[2]	Extraordinary Expenses incurred in connection with the non-renewal of the former adviser's investment advisory agreement.

Example

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - - USD ($)	1 year	3 years	5 years	10 years
Class A	657	972	1,310	2,260
Class C	342	727	1,238	2,643
Class I	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	1 year	3 years	5 years	10 years
Class A	657	972	1,310	2,260
Class C	242	727	1,238	2,643
Class I	132	412	713	1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a diverse portfolio primarily consisting of common stocks.

The Fund invests in large-capitalization stocks (for the purposes of the Fund, these are stocks of companies with market capitalizations similar to those of companies included in the Russell 1000® Index or the S&P 500® Index), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the Fund's stock portfolio, the adviser uses sector research, which focuses on selecting the sectors the Fund will invest in (e.g., top-down research). The Fund seeks to reduce risk by diversifying across many different industries and economic sectors, but may emphasize certain sectors or groups of industries. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•          Potential for sustained operating and revenue growth

•          Product leadership and strong management teams that focus on enhancing shareholder value

•          Companies with histories of paying regular dividends

•          Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary investment objective.

PRINCIPAL RISKS

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized as follows:

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•          Market Risk - This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes - large-capitalization stocks or particular sectors or groups of industries - fell out of favor with the market. Companies in the Fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•          Common Stock Risk - The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•          Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•          Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•          Dividend Risk - This is the risk than an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

PAST PERFORMANCE

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Returns shown for periods prior to July 1, 2016 were generated under the management of the Fund's former investment adviser.

The bar chart shows the annual total returns of the Fund's Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund's average annual total returns over 1-, 5- and 10-year periods compared to the S&P 500® Index Total Return, which represents a broad measure of market performance and the reinvestment of dividends in the index, S&P 500® Index (price return), which represents a broad measure of market performance without the reinvestment of dividends in the index, and the Morningstar Large Growth Category average, which represents the performance of the Fund's peer group. The funds included in the Morningstar Large Growth Category are determined by Morningstar, Inc. The Fund's performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund's maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund's website at www.rmbfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008

Average Annual Total Returns (For the following periods ended 12/31/2016)

Average Annual Total Returns - -		1 year	5 years	10 years
Class A		(3.76%)	8.12%	5.93%
Class A | After Taxes on Distributions	[1]	(9.87%)	5.55%	4.49%
Class A | After Taxes on Distributions and Sales	[1]	3.04%	6.41%	4.77%
Class C		(0.19%)	8.41%	5.68%
Class I	[2]	(3.76%)	8.12%	5.93%
S&P 500® Index Total Return (reflects no deduction of fees, expenses or taxes)	[3]	11.96%	14.66%	6.95%
S&P 500® Index (price return) (reflects no deduction of fees, expenses or taxes)		9.54%	12.23%	4.67%
Morningstar Large Growth Category (reflects no deduction of fees, expenses or taxes)		0.60%	12.95%	6.58%
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[2]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.
[3]	This benchmark was added as an additional measure of the Fund's performance as it is more representative of the Fund's calculation of performance, which assumes that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.